Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000003823 | Thrivent International Allocation Portfolio_4308481
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003823 | Thrivent Mid Cap Stock Portfolio_4308477
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003823 | Thrivent Large Cap Value Portfolio_4308480
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003823 | Thrivent Global Stock Portfolio_4308478
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003823 | Thrivent Small Cap Stock Portfolio_4308479
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003823 | Thrivent Core Mid Cap Value Fund_4308474
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003823 | Thrivent Core International Equity Fund_4308472
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003823 | Thrivent Core Emerging Markets Equity Fund_4308471
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003823 | NVIDIA Corporation_4308282
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003823 | Microsoft Corporation_4308234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003823 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000003823 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003823 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003823 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003823 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003823 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003823 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003823 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003823 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003823 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003823 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000003823 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000003823 | International
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003823 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003823 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003823 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003823 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003823 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003830 | Apple, Inc._4283876
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003830 | Microsoft Corporation_4283937
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003830 | Amazon.com, Inc._4283870
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003830 | NVIDIA Corporation_4283946
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003830 | Meta Platforms, Inc._4283906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003830 | Alphabet, Inc., Class C_4283869
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003830 | J.P. Morgan Chase & Company_4283922
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003830 | Applied Materials, Inc._4283877
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003830 | Mastercard, Inc._4283933
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003830 | Ameriprise Financial, Inc._4283873
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000003830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003830 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003830 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003830 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000003830 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003839 | Thrivent Core International Equity Fund_4294169
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003839 | Thrivent Core Emerging Markets Debt Fund_4294168
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003839 | Microsoft Corporation_4293632
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | Apple, Inc._4292637
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | NVIDIA Corporation_4293760
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | U.S. Treasury Bonds_4294242
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003839 | U.S. Treasury Bonds_4294243
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Amazon.com, Inc._4292592
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | U.S. Treasury Notes_4294251
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4293228
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003839 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003839 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003839 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000003839 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000003839 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Thrivent Core Emerging Markets Debt Fund_4297410
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003841 | U.S. Treasury Notes_4297485
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4296481
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003841 | U.S. Treasury Notes_4297484
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003841 | U.S. Treasury Notes_4297482
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003841 | Thrivent Core International Equity Fund_4297411
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003841 | U.S. Treasury Bonds_4297479
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003841 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4296409
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4296461
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4296488
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003841 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003841 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003841 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003841 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000003841 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4318227
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000062731 | 4318330
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062731 | 4318322
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062731 | 4318130
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062731 | 4318221
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062731 | 4318240
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062731 | 4318245
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4318189
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4318313
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062731 | 4318306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062731 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000062731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000062731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000062731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000062731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062731 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000062731 | India
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000062731 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000062731 | China
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000062731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000062731 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062731 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062731 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062731 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062731 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062731 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000062731 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218692 | NVIDIA Corporation_4320751
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000218692 | Microsoft Corporation_4320729
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218692 | iShares MSCI KLD 400 Social ETF_4320685
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218692 | Tesla, Inc._4320820
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218692 | Alphabet, Inc., Class A_4320509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218692 | Alphabet, Inc., Class C_4320508
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218692 | Visa, Inc._4320850
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218692 | Mastercard, Inc._4320721
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218692 | Procter & Gamble Company_4320774
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218692 | Home Depot, Inc._4320659
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000218692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000218692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000218692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218692 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218692 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218692 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218692 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000218692 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003836 | Thrivent Core Emerging Markets Equity Fund_4295482
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003836 | Thrivent Core Small Cap Value Fund_4295483
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003836 | Microsoft Corporation_4295130
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003836 | NVIDIA Corporation_4295262
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003836 | Apple, Inc._4294605
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003836 | Alphabet, Inc., Class C_4294579
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003836 | Amazon.com, Inc._4294582
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003836 | Meta Platforms, Inc._4294862
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003836 | Shell plc_4295664
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003836 | Wells Fargo & Company_4295557
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003836 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003836 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003836 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000003836 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003836 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003843 | 4294548
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003843 | 4294545
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003843 | 4294446
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003843 | 4294546
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003843 | 4294444
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003843 | 4294445
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003843 | 4294515
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003843 | 4294516
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003843 | 4294544
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003843 | 4294505
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003843 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003843 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003843 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003843 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000003843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000003843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000003843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003843 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003843 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003843 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000062736 | Eli Lilly & Company_4318086
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062736 | UnitedHealth Group, Inc._4318101
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000062736 | Johnson & Johnson_4318084
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062736 | Abbott Laboratories_4318054
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062736 | AbbVie, Inc._4318055
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062736 | Merck & Company, Inc._4318088
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062736 | Danaher Corporation_4318069
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062736 | Boston Scientific Corporation_4318064
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062736 | Intuitive Surgical, Inc._4318082
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062736 | Thermo Fisher Scientific, Inc._4318098
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062736 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062736 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000062736 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000062736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000062736 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000062736 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000062736 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062736 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062736 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062736 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062736 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000062736 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 4281171
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003840 | 4281071
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4281411
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4281007
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4281406
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4280989
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4281109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4281167
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4281456
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4281442
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003840 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | CAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003840 | B
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000003840 | BA
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000003840 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003840 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003840 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003840 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003840 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003840 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003840 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003840 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003840 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003840 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000003840 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003842 | 4280859
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003842 | 4280855
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003842 | 4280566
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003842 | 4280854
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003842 | 4280856
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003842 | 4280563
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4280507
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 4280818
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 4280471
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4280502
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003842 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | BA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003842 | BAA
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000003842 | A
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000003842 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003842 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000003842 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003842 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003842 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003842 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003842 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000003842 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062728 | 4317972
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062728 | 4317612
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062728 | 4317254
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062728 | 4317811
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062728 | 4317284
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062728 | 4317173
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062728 | 4317616
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062728 | 4317833
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062728 | 4317971
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4317609
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000062728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000062728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000062728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000062728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000062728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000062728 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000062728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000062728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000062728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062728 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000062728 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062728 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000062728 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218693 | 4320321
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218693 | 4320422
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218693 | 4319844
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218693 | 4320151
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4319788
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4320126
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4320147
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4320423
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4320144
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4319805
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000218693 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218693 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000218693 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218693 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000218693 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000218693 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218693 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218693 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218693 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218693 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000218693 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000218693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218693 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218693 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218693 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218693 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218693 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218693 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000218693 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003831 | NVIDIA Corporation_4280161
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003831 | Microsoft Corporation_4280158
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003831 | Apple, Inc._4280135
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003831 | Amazon.com, Inc._4280131
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003831 | Alphabet, Inc., Class C_4280130
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003831 | Meta Platforms, Inc._4280148
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003831 | Tesla, Inc._4280168
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003831 | Visa, Inc._4280172
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003831 | ServiceNow, Inc._4280167
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003831 | Eli Lilly & Company_4280157
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000003831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000003831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003831 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003831 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000003837 | Apple, Inc._4297708
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003837 | NVIDIA Corporation_4298008
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003837 | Microsoft Corporation_4297976
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003837 | Amazon.com, Inc._4297691
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003837 | Meta Platforms, Inc._4297847
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003837 | Tesla, Inc._4298097
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003837 | Alphabet, Inc., Class A_4297689
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003837 | Broadcom, Inc._4297740
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003837 | Alphabet, Inc., Class C_4297688
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003837 | Berkshire Hathaway, Inc._4297727
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000003837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003837 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003837 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003835 | Wells Fargo & Company_4284075
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003835 | Exxon Mobil Corporation_4284029
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003835 | Bank of America Corporation_4284004
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003835 | Cisco Systems, Inc._4284013
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003835 | Johnson & Johnson_4284044
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003835 | Philip Morris International, Inc._4284058
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003835 | J.P. Morgan Chase & Company_4284042
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003835 | Entergy Corporation_4284027
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003835 | Verizon Communications, Inc._4284072
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003835 | Sysco Corporation_4284068
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000003835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003835 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003835 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000003835 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4284652
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003844 | 4284651
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003844 | 4284106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003844 | 4284519
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4284653
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4284500
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4284145
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4284263
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4284303
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 4284634
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003844 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003844 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003844 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003844 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003844 | BAA
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000003844 | A
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003844 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003844 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003844 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000003844 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003844 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003844 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003844 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003844 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003844 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003844 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000003844 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218694 | Howmet Aerospace, Inc._4320934
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | HubSpot, Inc._4320935
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Monolithic Power Systems, Inc._4320946
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Tradeweb Markets, Inc._4320969
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | PTC, Inc._4320951
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | ExlService Holdings, Inc._4320922
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Ross Stores, Inc._4320959
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Globus Medical, Inc._4320929
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Tyler Technologies, Inc._4320972
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218694 | TPG, Inc._4320966
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000218694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000218694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000218694 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218694 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000218694 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Williams-Sonoma, Inc._4298558
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Illumina, Inc._4298365
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Expand Energy Corporation_4298253
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | EMCOR Group, Inc._4298302
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Interactive Brokers Group, Inc._4298369
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Pure Storage, Inc._4298464
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | DocuSign, Inc._4298290
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Burlington Stores, Inc._4298238
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Carlisle Companies, Inc._4298244
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | RB Global, Inc._4298466
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000003828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003827 | Trimble, Inc._4298633
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003827 | United Rentals, Inc._4298635
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003827 | DocuSign, Inc._4298603
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003827 | Expand Energy Corporation_4298597
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003827 | NVR, Inc._4298615
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003827 | SBA Communications Corporation_4298625
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Kinsale Capital Group, Inc._4298610
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Steel Dynamics, Inc._4298629
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Ciena Corporation_4298598
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003827 | Garmin, Ltd._4298643
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000003827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003827 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000218695 | U.S. Bancorp_4319751
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218695 | Carlyle Group, Inc._4319699
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Flowserve Corporation_4319716
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Allstate Corporation_4319690
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MKS Instruments, Inc._4319733
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | M&T Bank Corporation_4319732
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | Hexcel Corporation_4319721
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | Robert Half, Inc._4319739
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | United Airlines Holdings, Inc._4319752
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Wintrust Financial Corporation_4319760
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000218695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000218695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218695 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000003845 | Thrivent Large Cap Value Portfolio_4305085
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003845 | Thrivent Global Stock Portfolio_4305082
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003845 | Thrivent Mid Cap Stock Portfolio_4305081
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003845 | Thrivent Income Portfolio_4305087
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003845 | Thrivent International Allocation Portfolio_4305088
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003845 | Thrivent Small Cap Stock Portfolio_4305083
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003845 | Thrivent Limited Maturity Bond Portfolio_4305084
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003845 | Thrivent Core Emerging Markets Debt Fund_4305076
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003845 | NVIDIA Corporation_4304636
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003845 | Apple, Inc._4303354
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003845 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000003845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003845 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003845 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003845 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003845 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000003845 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003845 | International
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003845 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003845 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003845 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000003845 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003845 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003845 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003845 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003834 | Thrivent Large Cap Value Portfolio_4307293
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003834 | Thrivent Global Stock Portfolio_4307290
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003834 | Thrivent International Allocation Portfolio_4307296
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003834 | Thrivent Mid Cap Stock Portfolio_4307289
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003834 | Thrivent Small Cap Stock Portfolio_4307291
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003834 | Thrivent Core Emerging Markets Equity Fund_4307282
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003834 | NVIDIA Corporation_4306846
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003834 | Apple, Inc._4305581
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003834 | Microsoft Corporation_4306713
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003834 | Thrivent Income Portfolio_4307295
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003834 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000003834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003834 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003834 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003834 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003834 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000003834 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000003834 | International
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003834 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003834 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003834 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003834 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003834 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003834 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003834 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003848 | Thrivent Large Cap Value Portfolio_4302861
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003848 | Thrivent Income Portfolio_4302863
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003848 | Thrivent Limited Maturity Bond Portfolio_4302860
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003848 | Thrivent Core Emerging Markets Debt Fund_4302851
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003848 | Thrivent Mid Cap Stock Portfolio_4302857
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003848 | Thrivent High Yield Portfolio_4302862
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003848 | Thrivent International Allocation Portfolio_4302864
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003848 | Thrivent Small Cap Stock Portfolio_4302859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003848 | U.S. Treasury Notes_4302959
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | U.S. Treasury Notes_4302958
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000003848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003848 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003848 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003848 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003848 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003848 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003848 | International
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003848 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003848 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003848 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000003848 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003848 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003848 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003848 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003847 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000003847 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000003847 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000003847 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003847 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003846 | 4300768
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003846 | 4300826
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003846 | 4300179
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003846 | 4300818
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003846 | 4299985
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4299998
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4300002
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4300824
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4299982
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | 4299991
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003846 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003846 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000003846 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003846 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003846 | B
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003846 | BA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003846 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000003846 | A
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003846 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003846 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003846 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003846 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003846 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003846 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003846 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003846 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003846 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003846 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003846 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003846 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003846 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003846 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000003846 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003838 | Equinix, Inc._4299360
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003838 | Prologis, Inc._4299379
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003838 | American Tower Corporation_4299348
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003838 | Welltower, Inc._4299398
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003838 | Simon Property Group, Inc._4299389
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003838 | VICI Properties, Inc._4299397
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003838 | Iron Mountain, Inc._4299372
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003838 | AvalonBay Communities, Inc._4299349
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003838 | Digital Realty Trust, Inc._4299359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003838 | Essex Property Trust, Inc._4299363
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003838 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003838 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003838 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003838 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003838 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003838 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003838 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003838 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003838 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003838 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003838 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000200170 | Triumph Financial, Inc._4318948
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Cargurus, Inc._4318889
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Globus Medical, Inc._4318899
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Workiva, Inc._4318955
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | J & J Snack Foods Corporation_4318914
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | ExlService Holdings, Inc._4318895
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | Guidewire Software, Inc._4318902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200170 | Penumbra, Inc._4318932
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200170 | Agilysys, Inc._4318881
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200170 | Boot Barn Holdings, Inc._4318887
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000200170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000200170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000200170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200170 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200170 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000200170 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | iShares Core S&P Small-Cap ETF_4298924
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003853 | Bath & Body Works, Inc._4298717
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Glaukos Corporation_4298861
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Alaska Air Group, Inc._4298667
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Allegheny Technologies, Inc._4298670
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Robert Half, Inc._4299089
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | VF Corporation_4299197
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | SPS Commerce, Inc._4299096
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | SPX Technologies, Inc._4299097
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Qorvo, Inc._4299075
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000003853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003853 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003853 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000003853 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | TTM Technologies, Inc._4299316
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003852 | RLI Corporation_4299308
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Air Lease Corporation_4299255
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | Kinsale Capital Group, Inc._4299287
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | SharkNinja, Inc._4299338
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Expand Energy Corporation_4299264
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | John B. Sanfilippo & Son, Inc._4299311
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003852 | National Storage Affiliates Trust_4299299
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Dayforce, Inc._4299262
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Cogent Communications Holdings_4299266
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000003852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003852 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003852 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%